Equity-method investees - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jul. 27, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity investment		€ 44,522	€ 40,089	€ 41,342
Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Cash consideration	€ 15,000
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees		49.00%	49.00%
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees		30.00%	30.00%
Equity investment		€ 18
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees		49.00%	49.00%
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	49.00%	49.00%	49.00%	49.00%
Equity investment		€ 44,230	€ 39,991	€ 41,236
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture		51.00%
Equity investment	€ 65,000
Capital injection in subsidiary	€ 35,000
Percentage of increase in share capital	27.46%
Purchase of interest in subsidiary	€ 30,000
Additional interest in subsidiary	23.54%
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture		51.00%	51.00%
Equity investment		€ 270